CONSOLIDATED BALANCE SHEETS - USD ($)	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Current
Cash	$ 2,533,337	$ 93,409	$ 260,075
Accounts and other receivable	45,293	131,083	31,382
Inventory	67,174	134,724	167,986
Prepaid expenses and deposit	149,691	150,950	215,290
Total Current Assets	2,795,495	510,166	674,733
Patent	62,827	53,997	36,989
Equipment	1,856	2,475	0
Total Noncurrent Assets	64,683	56,472	36,989
TOTAL ASSETS	2,860,178	566,638	711,722
Current
Accounts payable and accrued liabilities	32,574	90,010	33,073
Unearned revenue	17,083	12,500	0
Due to related parties	42,690	331,371	22,052
Total Current Liabilities	92,347	433,881	55,125
Convertible debenture	0	45,000	0
TOTAL LIABILITIES	92,347	478,881	55,125
STOCKHOLDERS' EQUITY
Share Capital Authorized: 220,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding: 67,975,761 common shares at August 31, 2017 and 51,288,477 common shares at August 31, 2016	67,976	51,288	43,838
Additional paid-in capital	16,108,270	11,515,419	10,814,460
Deficit	(13,169,939)	(11,300,662)	(10,085,889)
Equity attributable to shareholders of the Company	3,006,307	266,045	772,409
Non-Controlling Interest	(238,476)	(178,288)	(115,812)
Total Stockholders' Equity	2,767,831	87,757	656,597
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,860,178	$ 566,638	$ 711,722